Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 0	$ 0
Restricted cash	865	605
Accounts and other receivables	138	90
Accounts receivable—affiliate	41	99
Advances to affiliate	40	38
Inventory	93	97
Other current assets	39	29
Total current assets	1,216	958
Non-current restricted cash	698	0
Property, plant and equipment, net	14,922	14,158
Debt issuance costs, net	73	121
Non-current derivative assets	43	83
Other non-current assets, net	211	222
Total assets	17,163	15,542
Current liabilities
Accounts payable	44	27
Accrued liabilities	467	418
Current debt	0	224
Due to affiliates	44	99
Deferred revenue	65	73
Deferred revenue—affiliate	1	1
Derivative liabilities	2	14
Total current liabilities	623	856
Long-term debt, net	16,025	14,209
Non-current deferred revenue	3	5
Non-current derivative liabilities	1	2
Other non-current liabilities—affiliate	25	27
Partners’ equity
Common unitholders’ interest (57.1 million units issued and outstanding at June 30, 2017 and December 31, 2016)	(198)	130
Class B unitholders’ interest (145.3 million units issued and outstanding at June 30, 2017 and December 31, 2016)	1,092	62
Subordinated unitholders’ interest (135.4 million units issued and outstanding at June 30, 2017 and December 31, 2016)	(420)	240
General partner’s interest (2% interest with 6.9 million units issued and outstanding at June 30, 2017 and December 31, 2016)	12	11
Total partners’ equity	486	443
Total liabilities and partners’ equity	$ 17,163	$ 15,542